(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE - Computation of basic and diluted (loss) income per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 30, 2025
Numerator:
Net (loss) income from continuing operations attributable to GDS Holdings Limited shareholders	¥ 949,643	¥ (777,121)	¥ (3,931,043)
Net (loss) income from discontinued operations attributable to GDS Holdings Limited shareholders		4,202,507	(359,010)
Net (loss) income attributable to GDS Holdings Limited shareholders	949,643	3,425,386	(4,290,053)
Cumulative dividend on redeemable preferred shares	(54,305)	(54,232)	(53,625)
Net income attributable to preferred shareholders based on the participating rights		(22,295)
Numerator for basic (loss) income per share	895,338	3,348,859	(4,343,678)
Numerator for diluted (loss) income per share	912,066	¥ 3,348,859	¥ (4,343,678)
Effect of dilutive securities:
Interest expenses of convertible bonds due 2029	¥ 16,728
Denominator:
Weighted average number of ordinary share outstanding, basic	1,520,535,019	1,475,079,754	1,468,187,956
Weighted average number of ordinary share outstanding, diluted	1,644,556,988	1,475,079,754	1,468,187,956
Effect of dilutive securities:
Restricted shares	24,821,969
Convertible bonds due 2029	99,200,000
(Loss) income per ordinary share - basic and diluted
Continuing operations - Basic (in CNY per share)	¥ 0.59	¥ (0.52)	¥ (2.71)
Continuing operations - Diluted (in CNY per share)	0.55	(0.52)	(2.71)
Discontinued operations - Basic (in CNY per share)		2.79	(0.25)
Discontinued operations - Diluted (in CNY per share)		2.79	(0.25)
Total - Basic (in CNY per share)	0.59	2.27	(2.96)
Total - Diluted (in CNY per share)	¥ 0.55	¥ 2.27	¥ (2.96)
Proceeds from issuance of ordinary shares, net off underwriting commission	¥ 1,023,697
Ordinary Shares
(Loss) income per ordinary share - basic and diluted
Shares issued to depository bank (in shares)		30,747,912
Proceeds from issuance of ordinary shares, net off underwriting commission	¥ 0	¥ 0	¥ 0
ADS | Convertible Bonds due 2032
(Loss) income per ordinary share - basic and diluted
Own share lending arrangement shares issued				6,000,000